INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
INTANGIBLE ASSETS, NET
Amortization expense of intangible assets	¥ 180,459	$ 25,417	¥ 173,915	¥ 72,299